Segment Information - Schedule of Segment Information (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)
Schedule of Segment Information [Line Items]
Revenue from external customers	$ 142,629,085	$ 18,192,485	$ 78,739,564	$ 66,972,301
Merchandise costs	(73,587,672)
Service costs	(29,423,000)
Depreciation and amortisation
Other segment items, net	(22,692,587)
Segment profit/(loss) (net income)	16,690,575
Goodwill	43,789,000				$ 5,585,332
Intangible asset, net	2,564,750
Appliances [Member]
Schedule of Segment Information [Line Items]
Revenue from external customers	98,434,849
Merchandise costs	(73,587,672)
Service costs
Depreciation and amortisation
Other segment items, net	(11,554,664)
Segment profit/(loss) (net income)	13,292,513
Goodwill
Intangible asset, net
Design, development & advisory [Member]
Schedule of Segment Information [Line Items]
Revenue from external customers	21,943,236
Merchandise costs
Service costs	(14,800,000)
Depreciation and amortisation
Other segment items, net	(3,470,848)
Segment profit/(loss) (net income)	3,437,137
Goodwill
Intangible asset, net
Marketing solutions [Member]
Schedule of Segment Information [Line Items]
Revenue from external customers	22,251,000
Merchandise costs
Service costs	(14,623,000)
Depreciation and amortisation
Other segment items, net	(1,857,755)
Segment profit/(loss) (net income)	5,770,245
Goodwill	0
Intangible asset, net	0
Corporate / unallocated [Member]
Schedule of Segment Information [Line Items]
Revenue from external customers
Merchandise costs
Service costs
Depreciation and amortisation	235,251
Other segment items, net	(5,809,320)
Segment profit/(loss) (net income)	(5,809,320)
Goodwill
Intangible asset, net